LEASES - Maturities of lease liabilities (Details) - Dec. 31, 2019	USD ($)	CNY (¥)
Schedule, by years, of maturities of lease liabilities
2020	$ 92,710	¥ 646,000
Total lease payments	92,710	646,000
Less: imputed interest	(791)	(5,509)
Present value of lease liabilities	$ 91,919	¥ 640,491